UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: 34733
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ABBOTT LABS                    	COM 	002824100      349	8000	 SH 	      SOLE 	   	   8000
ACE LTD                        	COM 	G0070K103      526	10400	 SH 	      SOLE 	   	   10400
ALNYLAM PHARMACEUTICALS INC    	COM 	02043Q107      281	18608	 SH 	      SOLE 	   	   18608
ALTRIA GROUP INC               	COM 	02209S103      470	6400	 SH 	      SOLE 	   	   6400
AMDOCS LTD                     	COM 	G02602103      223	6100	 SH 	      SOLE 	   	   6100
AMERICAN INTL GROUP INC        	COM 	026874107      493	8350	 SH 	      SOLE 	   	   8350
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      680	76957	 SH 	      SOLE 	   	   76957
AMGEN INC                      	COM 	031162100      732	11225	 SH 	      SOLE 	   	   11225
ANALOG DEVICES INC             	COM 	032654105      251	7800	 SH 	      SOLE 	   	   7800
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      327	7200	 SH 	      SOLE 	   	   7200
BANK AMER CORP                 	COM 	060505104      1152	23950	 SH 	      SOLE 	   	   23950
BOEING CO                      	COM 	097023105      442	5400	 SH 	      SOLE 	   	   5400
CAMECO CORP                    	COM 	13321L108      372	9300	 SH 	      SOLE 	   	   9300
CBS CORP CLASS B               	COM 	124857202      649	24000	 SH 	      SOLE 	   	   24000
CHEVRON CORP                   	COM 	166764100      496	8000	 SH 	      SOLE 	   	   8000
CISCO SYS INC                  	COM 	17275R102      585	29950	 SH 	      SOLE 	   	   29950
CITIGROUP INC                  	COM 	172967101      710	14716	 SH 	      SOLE 	   	   14716
COMPANHIA VALE DO RIO DOCE     	ADR 	204412209      476	19800	 SH 	      SOLE 	   	   19800
CONOCOPHILLIPS                 	COM 	20825C104      629	9600	 SH 	      SOLE 	   	   9600
CORNING INC                    	COM 	219350105      481	19900	 SH 	      SOLE 	   	   19900
DISNEY WALT CO                 	COM 	254687106      360	12000	 SH 	      SOLE 	   	   12000
DOMINION RES INC VA NEW        	COM 	25746U109      329	4400	 SH 	      SOLE 	   	   4400
E TRADE FINL CORP              	COM 	269246104      317	13900	 SH 	      SOLE 	   	   13900
EMC CORP                       	COM 	268648102      416	37900	 SH 	      SOLE 	   	   37900
EXXON MOBIL CORP               	COM 	30231G102      709	11555	 SH 	      SOLE 	   	   11555
FEDERATED DEPT STORES INC DE   	COM 	31410H101      395	10800	 SH 	      SOLE 	   	   10800
FIRST DATA CORP                	COM 	319963104      275	6100	 SH 	      SOLE 	   	   6100
FLUOR CORP NEW                 	COM 	343412102      483	5200	 SH 	      SOLE 	   	   5200
GENERAL ELEC CO                	COM 	369604103      1093	33150	 SH 	      SOLE 	   	   33150
GOLDEN WEST FINL CORP DEL      	COM 	381317106      386	5200 	 SH 	      SOLE 	   	   5200
GOOGLE INC                     	COM 	38259P508      335	800	 SH 	      SOLE 	   	   800
HALLIBURTON CO                 	COM 	406216101      688	9275	 SH 	      SOLE 	   	   9275
IPASS INC                      	COM 	46261V108      1373	245180	 SH 	      SOLE 	   	   245180
KOHLS CORP                     	COM 	500255104      390	6600	 SH 	      SOLE 	   	   6600
LILLY ELI + CO                 	COM 	532457108      431	7800	 SH 	      SOLE 	   	   7800
LOCKHEED MARTIN CORP           	COM 	539830109      373	5200	 SH 	      SOLE 	   	   5200
LOWES COS INC                  	COM 	548661107      437	7200	 SH 	      SOLE 	   	   7200
MARTIN MARIETTA MATLS INC      	COM 	573284106      228	2500	 SH 	      SOLE 	   	   2500
MEDCO HEALTH SOLUTIONS INC     	COM 	58405U102      299	5225	 SH 	      SOLE 	   	   5225
MEDTRONIC INC                  	COM 	585055106      849	18100	 SH 	      SOLE 	   	   18100
MERRILL LYNCH + CO INC         	COM 	590188108      556	8000	 SH 	      SOLE 	   	   8000
MICROSOFT CORP                 	COM 	594918104      883	37875	 SH 	      SOLE 	   	   37875
NIKE INC                       	COM 	654106103      340	4200	 SH 	      SOLE 	   	   4200
NOBLE ENERGY INC               	COM 	655044105      440	9400	 SH 	      SOLE 	   	   9400
PEPSICO INC                    	COM 	713448108      821	13675	 SH 	      SOLE 	   	   13675
PHASE FORWARD INC              	COM 	71721R406      1079	93629	 SH 	      SOLE 	   	   93629
PNC FINL SVCS GROUP INC        	COM 	693475105      365	5200	 SH 	      SOLE 	   	   5200
PROCTER AND GAMBLE CO          	COM 	742718109      975	17540	 SH 	      SOLE 	   	   17540
QUALCOMM INC                   	COM 	747525103      301	7500	 SH 	      SOLE 	   	   7500
SANOFI AVENTIS                 	ADR 	80105N105      745	15300	 SH 	      SOLE 	   	   15300
SCHERING PLOUGH CORP           	COM 	806605101      695	36500	 SH 	      SOLE 	   	   36500
SILICON LABORATORIES INC       	COM 	826919102      633	18000	 SH 	      SOLE 	   	   18000
SPRINT NEXTEL CORP             	COM 	852061100      486	24300	 SH 	      SOLE 	   	   24300
STARWOOD HOTELS + RESORTS INC  	COM 	85590A401      368	6100	 SH 	      SOLE 	   	   6100
STATE STREET CORPORATION       	COM 	857477103      649	11170	 SH 	      SOLE 	   	   11170
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      1463	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      737	8000	 SH 	      SOLE 	   	   8000
UBS AG                         	COM 	H8920M855      614	5600	 SH 	      SOLE 	   	   5600
UNITED TECHNOLOGIES CORP       	COM 	913017109      587	9250	 SH 	      SOLE 	   	   9250
VIACOM INC NEW                 	COM 	92553P201      409	11400	 SH 	      SOLE 	   	   11400
VISTAPRINT LTD                 	COM 	G93762204      424	15851	 SH 	      SOLE 	   	   15851
WASTE MGMT INC DEL             	COM 	94106L109      355	9900	 SH 	      SOLE 	   	   9900
WELLPOINT INC                  	COM 	94973V107      298	4100	 SH 	      SOLE 	   	   4100
ZANETT INC                     	COM 	98906R109      20	10000	 SH 	      SOLE 	   	   10000
